Customer Concentration - Schedule of Revenue and Accounts Receivable by Major Customers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	34.00%	57.00%	0.00%	0.00%
Customer A [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			38.00%	0.00%
Customer A [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%		38.00%
Customer B [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	0.00%	23.00%	0.00%	0.00%
Customer B [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			39.00%	0.00%
Customer B [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%		0.00%
Customer C [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	0.00%
Customer C [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%		39.00%
Customer D [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	17.00%
Customer D [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		0.00%
Customer E [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer E [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%		0.00%